SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Share (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Net income available to common stockholders:
Interest income earned on the Trust Account	$ 10,000	$ 26,000			$ 29,000	$ 26,000
Net loss attributable to common stockholders - basic and diluted	(7,626,000)		$ (2,000)	$ (2,000)	(11,708,000)	$ (390,000)	$ (11,912,000)
Class B Common Stock
Net income available to common stockholders:
Net loss attributable to common stockholders - basic and diluted	(7,626,000)			$ (2,000)	$ (11,708,000)
Class A Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of diluted net loss per share					14,325,000
Net income available to common stockholders:
Interest income earned on the Trust Account	9,000				$ 29,000
Less: Income and franchise taxes	$ (9,000)				$ (29,000)		$ 79,000